Organization and Summary of Significant Accounting Policies (Details 21)	12 Months Ended
Jul. 02, 2017 $ / shares shares
Range of options outstanding
Weighted Average Exercise Price Outstanding	$ 29.23
Weighted Average Exercise Price Exercisable	$ 25.71
Exercise Price Range One
Range of options outstanding
Number of Options Outstanding | shares	42,214
Number of Options Exercisable | shares	42,214
Weighted Average Exercise Price Outstanding	$ 15.36
Weighted Average Exercise Price Exercisable	$ 15.36
Weighted Average Remaining Contractual Life Outstanding (In Years)	2 years 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 10.92
Exercise Price Range, Upper Range Limit	$ 18.49
Exercise Price Range Two
Range of options outstanding
Number of Options Outstanding | shares	87,284
Number of Options Exercisable | shares	87,284
Weighted Average Exercise Price Outstanding	$ 30.72
Weighted Average Exercise Price Exercisable	$ 30.72
Weighted Average Remaining Contractual Life Outstanding (In Years)	5 years 2 months 12 days
Exercise Price Range, Lower Range Limit	$ 26.53
Exercise Price Range, Upper Range Limit	$ 38.71
Exercise Price Range Three
Range of options outstanding
Number of Options Outstanding | shares	9,010
Weighted Average Exercise Price Outstanding	$ 79.73
Weighted Average Remaining Contractual Life Outstanding (In Years)	7 years 1 month 6 days
Exercise Price Range	$ 79.73